EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2012	2011	2010
Basic and diluted (loss) income per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders:
Loss from continuing operations attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(3,684,000)	$(2,741,000)	$(1,052,000)
(Loss) income from discontinued operations, net of income taxes, attributable to Kennedy-Wilson Holdings Inc. common shareholders	(210,000)	343,000	—
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(3,894,000)	$(2,398,000)	$(1,052,000)

(Loss) from continuing operations attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(0.07)	$(0.06)	$(0.03)
(Loss) income from discontinued operations, net of income taxes, attributable to Kennedy-Wilson Holdings Inc. common shareholders	—	0.01	—
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(0.07)	$(0.05)	$(0.03)
Weighted average shares outstanding for basic and diluted loss per share	55,285,833	42,415,770	38,978,272

The dilutive shares from warrants, convertible securities, and un-vested stock have not been included in the diluted weighted average shares as Kennedy-Wilson has a net loss available to common shareholders. There was a total of 19,339,021, 20,609,591 and 23,450,734 potentially dilutive securities as of December 31, 2012, 2011 and 2010, respectively.